Summit Municipal Funds	07/01/2015 to 06/30/2016

ICA File Number: 811-07095
Registrant Name: T. Rowe Price Summit Municipal Funds, Inc.
Reporting Period: 07/01/2015 - 06/30/2016

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2015 to 06/30/2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Summit Municipal Funds, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2016
========================= Summit Municipal Income Fund =========================

IA ST FERT CO PROJ D05152013 5.5% 12012022

Ticker:       N/A            Security ID:  46246SAK1
Meeting Date: MAY 26, 2016   Meeting Type: Consent
Record Date:  MAY 26, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent                                 N/A       Take No      Management
                                                        Action

====================== Summit Municipal Intermediate Fund ======================

DETROIT MI W&S 5.00% NOTES DUE JULY 1, 2017

Ticker:       N/A            Security ID:  251250AD8
Meeting Date: NOV 19, 2015   Meeting Type: Consent
Record Date:  NOV 19, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The holder consents to the amendment    N/A       Yes          Management
      to ordinance, second supplemental
      indenture, and change in obligor.

--------------------------------------------------------------------------------

DETROIT MI WTR SPLY 5.00% NOTES DUE JULY 1, 2019

Ticker:       N/A            Security ID:  2512554H5
Meeting Date: NOV 19, 2015   Meeting Type: Consent
Record Date:  NOV 19, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The holder consents to the amendment    N/A       Yes          Management
      to ordinance, second supplemental
      indenture, and change in obligor.

--------------------------------------------------------------------------------

IA ST FERT CO PROJ D05152013 5% 12012019

Ticker:       N/A            Security ID:  46246SAJ4
Meeting Date: MAY 26, 2016   Meeting Type: Consent
Record Date:  MAY 26, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the proposed amendments and  N/A       Take No      Management
      waivers as described in the consent               Action
      solicitation statement.

--------------------------------------------------------------------------------

IA ST FERT CO PROJ D05152013 5.5% 12012022

Ticker:       N/A            Security ID:  46246SAK1
Meeting Date: MAY 26, 2016   Meeting Type: Consent
Record Date:  MAY 26, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent                                 N/A       Take No      Management
                                                        Action

====================== Summit Municipal Money Market Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== END NPX REPORT =================================